Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies

2.             Summary of Significant Accounting Policies

Interim Financial Information

The accompanying interim financial statements have been presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and with the instructions to Form 10-Q of Regulation S-X for interim financial information.  Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements.  In the opinion of management, the accompanying interim financial statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP.  Interim results are not necessarily indicative of results for a full year.  The information included in these financial statements should be read in conjuction with the audited financial statements as of December 31, 2010 and related notes.

Basis of Presentation

Our consolidated financial statements include the accounts of the Company, our Operating Partnership and our subsidiaries. The equity interests of other limited partners in our Operating Partnership are reflected as noncontrolling interest. The combined financial statements of STAG Predecessor Group include the accounts of STAG Predecessor Group and all entities in which STAG Predecessor Group had a controlling interest.  All significant intercompany balances and transactions have been eliminated in the combination of entities. The financial statements of the Company are presented on a consolidated basis, for all periods presented and comprise the consolidated historical financial statements of the transferred collection of real estate entities and holdings, upon the initial public offering.  The combined financial information presented for periods on or prior to April 19, 2011 relate solely to the STAG Predecessor Group. The financial statements for the quarter ending June 30, 2011 include the financial information of the Company, the Operating Partnership, our subsidiaries and STAG Predecessor Group. Where the “Company” is referenced in comparisons of financial results for any date prior to and including April 19, 2011, the financial information for such period relates solely to the STAG Predecessor Group, notwithstanding “Company” being the reference.

Consolidated and Combined Statements of Cash Flows - Supplemental Disclosures

The following table provides supplemental disclosures related to the Consolidated and Combined Statements of Cash Flows (in thousands):

	Stag Industrial, Inc. (Period from April 20 to June 30, 2011)	STAG Predecessor Group (Period from January 1 to April 19, 2011)	STAG Predecessor Group (Six months ended June 30, 2010)
Supplemental cash flow information
Cash paid for interest	2,927	$2,433	$5,668
Supplemental schedule of noncash investing and financing activities
Acquisition of tangible assets upon Formation Transactions	$204,116	$—	$—
Acquisition of goodwill upon Formation Transactions	$4,923	$—	$—
Acquisition of intangible assets upon Formation Transactions	$83,442	$—	$—
Assumption of mortgage notes payable upon Formation Transactions	$(190,548)	$—	$—
Fair market value adjustment to mortage notes payable acquired upon Formation Transactions	$(141)	$—	$—
Assumption of related party notes payable upon Formation Transactions	$(4,466)	$—	$—
Acquisition of intangible liabilities upon Formation Transactions	$(1,066)	$—	$—
Acquisition of interst rate swaps upon Formation Transactions	$(420)	$—	$—
Acquisition of other liabilities upon Formation Transactions	$(171)	$—	$—
Issuance of units for acquistion of net assets upon Formation Transactions	$95,670	$—	$—
Disposition of accrued lender fees upon Formation Transactions	$—	$4,420	$—
Assumption of bridge loan for Option Properties upon Formation Transactions	$—	$(4,750)	$—
Assumption of note payable to related party for Option Properties upon Formation Transactions	$—	$(727)	$—
Assumption of interest rate swaps to related party for Option Properties upon Formation Transactions	$—	$(352)	$—
Accrued distribution upon Formation Transactions	—	(1,392)	—

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Rental Property and Depreciation

The Company evaluates the carrying value of all tangible and intangible real estate assets held for use for possible impairment when an event or change in circumstance has occurred that indicates their carrying value may not be recoverable. The evaluation includes estimating and reviewing anticipated future undiscounted cash flows to be derived from the asset and the ultimate sale of the asset. If such cash flows are less than the asset’s carrying value, an impairment charge is recognized to the extent by which the asset’s carrying value exceeds the estimated fair value. Estimating future cash flows is highly subjective and such estimates could differ materially from actual results. For the periods presented, no impairment charges were recognized.

For properties considered held for sale, the Company ceases depreciating the properties and values the properties at the lower of depreciated cost or fair value, less costs to dispose. If circumstances arise that were previously considered unlikely, and, as a result, the Company decided not to sell a property previously classified as held for sale, the Company will reclassify such property as held and used. Such property is measured at the lower of its carrying amount (adjusted for any depreciation and amortization expense that would have been recognized had the property been continuously classified as held and used) or fair value at the date of the subsequent decision not to sell. The Company classifies properties as held for sale when all criteria within the Financial Accounting Standards Board’s (the “FASB”) Accounting Standard Codification (“ASC”) 360 Property, Plant and Equipment (“ASC 360”) (formerly known as Statement of Financial Accounting Standard (“SFAS”) No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets) are met.

Depreciation expense is computed using the straight-line method based on the following useful lives:

Buildings	40 years
Building and land improvements	5-20 years
Tenant improvements	Shorter of useful life or terms of related lease

Expenditures for tenant improvements, leasehold improvements and leasing commissions are capitalized and amortized or depreciated over the shorter of their useful lives or the terms of each specific lease. Repairs and maintenance are charged to expense when incurred. Expenditures for improvements are capitalized.

The Company accounts for all acquisitions in accordance with ASC 805, Business Combinations, (formerly known as SFAS No. 141(R)).  Upon acquisition of a property, the Company allocates the purchase price of the property based upon the fair value of the assets and liabilities acquired, which generally consist of land, buildings, tenant improvements and intangible assets including in-place leases, above market and below market leases and tenant relationships. The Company allocates the purchase price to the fair value of the tangible assets of an acquired property by valuing the property as if it were vacant. Acquired above and below market leases are valued based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values are amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values are amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

The purchase price is further allocated to in-place lease values and tenant relationships based on the Company’s evaluation of the specific characteristics of each tenant’s lease and its overall relationship with the respective tenant. The value of in-place lease intangibles and tenant relationships, which are included as components of deferred leasing intangibles, are amortized over the remaining lease term (and expected renewal periods of the respective lease for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships are immediately written off.

Tenant Accounts Receivable, net

The Company provides an allowance for doubtful accounts against the portion of tenant accounts receivable which is estimated to be uncollectible. As of June 30, 2011 and December 31, 2010, the Company had an allowance for doubtful accounts of $55 and $198, respectively.

The Company accrues rental revenue earned, but not yet receivable, in accordance with GAAP. As of June 30, 2011 and December 31, 2010, the Company had accrued rental revenue of $3.8 million and $3.3 million, respectively, which is reflected in tenant accounts receivable, net on the accompanying balance sheets. The Company maintains an allowance for estimated losses that may result from those revenues. If a tenant fails to make contractual payments beyond any allowance, the Company may recognize additional bad debt expense in future periods equal to the amount of unpaid rent and accrued rental revenue. As of June 30, 2011 and December 31, 2010, the Company had an allowance on accrued rental revenue of $0.4 million and $0.3 million, respectively.

As of June 30, 2011 and December 31, 2010, the Company had a total of approximately $3.6 million and $2.2 million, respectively, of total lease security deposits available in existing letters of credit; and $1,187 and $623, respectively, of lease security deposits available in cash.

Goodwill

The excess of the cost of an acquired business over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed is recorded as goodwill.  Goodwill of the Company represents amounts allocated to the assembled workforce from the acquired management company.  The Company’s goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired.  No impairment charge was recognized.

Derivative Financial Instruments and Hedging Activities

The Company accounts for its interest rate swaps in accordance with the FASB’s ASC 815, Derivatives and Hedging.  The Company has not designated the interest rate swaps as hedge instruments for accounting purposes. Accordingly, the Company recognizes the fair value of the interest rate swaps as an asset or liability on the consolidated balance sheets with the changes in fair value recognized in the consolidated statements of operations.

By using interest rate swaps, the Company exposes itself to market and credit risk. Market risk is the risk of an adverse effect on the value of a financial instrument that results from a change in interest rates. Credit risk is the risk of failure of the counterparty to perform under the terms of the contract. The Company minimizes the credit risk in an interest rate swap by entering into transactions with high-quality counterparties. The Company’s exposure to credit risk at any point is generally limited to amounts recorded as assets or liabilities on the consolidated balance sheets.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, tenant accounts receivable, interest rate swaps, accounts payable, other accrued expenses and mortgage notes payable. The fair values of the cash and cash equivalents, tenant accounts receivable, accounts payable and other accrued expenses approximate their carrying or contract values because of the short term maturity of these instruments. See Note 5 for the fair values of our debt.

See Note 6 for the fair values of our interest rate swaps. The carrying value of notes payable to related parties approximates fair value.

Offering Costs

In connection with the Offering, certain Company affiliates have incurred legal, accounting, and related costs, which were reimbursed by the Company upon the consummation of the Offering. Such costs were deducted from the gross proceeds of the Offering.

Revenue Recognition

Rental revenue is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental revenue earned and amounts due under the lease are charged or credited, as applicable, to accrued rental revenue. Additional rents from expense reimbursements for insurance, real estate taxes and certain other expenses are recognized in the period in which the related expenses are incurred.

Early lease termination fees are recorded in rental income on a straight-line basis from the notification date of such termination to the then remaining (not the original) lease term, if any, or upon collection if collection is not assured.

We earn revenues from asset management fees, which are included in our statements of operations in other income.  We recognize revenues from asset management fees when the related fees are earned and are realized or realizable.

Certain tenants are obligated to pay directly their obligations under their leases for insurance, real estate taxes and certain other expenses and these costs, which have been assumed by the tenants under the terms of their respective leases, are not reflected in the Company’s consolidated financial statements. To the extent any tenant responsible for these costs under their respective lease defaults on its lease or it is deemed probable that it will fail to pay for such costs, we would record a liability for such obligation.  The Company estimates that real estate taxes, which are the responsibility of these certain tenants, were approximately $0.5 million for the period January 1 to April 19, 2011, $0.1 million for the period April 1 to April 19, 2011, and $1.0 million for the period April 20 to June 30, 2011.   The Company does not recognize recovery revenue related to leases where the tenant has assumed the cost for real estate taxes, insurance, and certain other expenses.

Stock-Based Employee Compensation Plans

We grant stock-based compensation awards to our employees and directors typically in the form of restricted shares of common stock and long-term incentive plan units in the Operating Partnership (“LTIP units”).  The Company accounts for its stock-based employee compensation in accordance with ASC 718, Compensation — Stock Compensation.  We measure stock-based compensation expense based on the fair value of the awards on the grant date and recognize the expense ratably over the vesting period.

Income Taxes

Prior to the Offering, the Predecessor was comprised primarily of limited partnerships and limited liability companies. Under applicable federal and state income tax rules, the allocated share of net income or loss from the limited partnerships and limited liability companies was reportable in the income tax returns of the respective partners and members.

The Company intends to elect to be taxed as a REIT under the Code commencing with the taxable year ending December 31, 2011. To qualify as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership. Provided we qualify for taxation as a REIT, we are generally not subject to corporate level income tax on the earnings distributed currently to our stockholders that we derive from our REIT qualifying activities. If we fail to qualify as a REIT in any taxable year, and are unable to avail ourselves of certain savings provisions set forth in the Code, all of our taxable income would be subject to federal income tax at regular corporate rates, including any applicable alternative minimum tax.

The Company will not be required to make distributions with respect to income derived from the activities conducted through subsidiaries that the Company elects to treat as taxable REIT subsidiaries (“TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as performing non-customary services for our tenants and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes.

The Company currently has no liabilities for uncertain tax positions.

Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders, as adjusted for unallocated earnings (if any) of certain securities issued by the Operating Partnership, by the weighted average number of shares of Common Stock outstanding during the year. Diluted EPS reflects the potential dilution that could occur from shares issuable in connection with awards under stock-based compensation plans and conversion of the noncontrolling interests in the Operating Partnership.

Segment Reporting

The Company manages its operations on a consolidated, single segment basis for purposes of assessing performance and making operating decisions and, accordingly, has only one reporting segment.

2. Significant Accounting Policies

Basis of Presentation

        The accompanying consolidated balance sheet is presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP") and includes the accounts of the Company, the Operating Partnership and the GP. All significant intercompany balances and transactions have been eliminated.

Income Taxes

        As a REIT, the Company is permitted to deduct dividends paid to its shareholders, eliminating the federal taxation of income represented by such distributions at the Company level, provided certain requirements are met. REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.

Offering Costs

        In connection with the Offering, affiliates have incurred legal, accounting, and related costs, which was reimbursed by the Company upon the consummation of the Offering. Such costs were deducted from the gross proceeds of the Offering and expensed in the income statement. Offering costs have not been accrued because the Company did not have an obligation to reimburse its affiliates for such costs until the closing of the Offering. As of December 31, 2010, the Company's affiliates had incurred costs in connection with the Offering of approximately $4.7 million.

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the consolidated balance sheets and accompanying notes. Actual results could differ from those estimates.

STAG Predecessor Group
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

        The accompanying combined financial statements have been presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany balances and transactions have been eliminated in the combination of entities. These financial statements are presented on a "carve-out" or combined basis, for all periods prior to our carve-out and comprise the combined historical financial statements of the transferred collection of real estate entities and holdings.

Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Rental Property and Depreciation

        Rental property is carried at cost. The properties are reviewed on a periodic basis for impairment and a provision is provided for if impairments are identified. To determine if an impairment may exist, STAG Predecessor Group reviews its properties and identifies those that have had either an event of change or event of circumstances warranting further assessment of recoverability (such as a decrease in occupancy). If further assessment of recoverability is needed, STAG Predecessor Group estimates the future net cash flows expected to result from the use of the property and its eventual disposition, on an individual property basis. If the sum of the expected future net cash flows (undiscounted and without interest charges) is less than the carrying amount of the property on an individual property basis, STAG Predecessor Group will recognize an impairment loss based upon the estimated fair value of such property as compared to its current carrying value. For properties considered held for sale, STAG Predecessor Group ceases depreciating the properties and values the properties at the lower of depreciated cost or fair value, less costs to dispose. If circumstances arise that were previously considered unlikely, and, as a result, STAG Predecessor Group decided not to sell a property previously classified as held for sale, STAG Predecessor Group will reclassify such property as held and used. Such property is measured at the lower of its carrying amount (adjusted for any depreciation and amortization expense that would have been recognized had the property been continuously classified as held and used) or fair value at the date of the subsequent decision not to sell. STAG Predecessor Group classifies properties as held for sale when all criteria within the Financial Accounting Standards Board's (the "FASB") Accounting Standard Codification ("ASC") 360 Property, Plant and Equipment ("ASC 360") (formerly known as Statement of Financial Accounting Standard ("SFAS") No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets) are met.

        Depreciation expense is computed using the straight-line method based on the following useful lives:

Buildings	40 years
Building and land improvements	5-20 years
Tenant improvements	Shorter of useful life or terms of related lease

        Expenditures for tenant improvements, leasehold improvements and leasing commissions are capitalized and amortized or depreciated over the shorter of their useful lives or the terms of each specific lease. Repairs and maintenance are charged to expense when incurred. Expenditures for improvements are capitalized.

        STAG Predecessor Group accounts for all acquisitions in accordance with ASC 805, Business Combinations, (formerly known as SFAS No. 141(R)). The FASB issued ASC 805 to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The statement is to be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. STAG Predecessor Group adopted ASC 805 on January 1, 2009 and the adoption did not have a material effect on the combined financial statements.

        Upon acquisition of a property, STAG Predecessor Group allocates the purchase price of the property based upon the fair value of the assets and liabilities acquired, which generally consist of land, buildings, tenant improvements and intangible assets including in-place leases, above market and below market leases and tenant relationships. STAG Predecessor Group allocates the purchase price to the fair value of the tangible assets of an acquired property by valuing the property as if it were vacant. Acquired above and below market leases are valued based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values are amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values are amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

        The purchase price is further allocated to in-place lease values and tenant relationships based on STAG Predecessor Group's evaluation of the specific characteristics of each tenant's lease and its overall relationship with the respective tenant. The value of in-place lease intangibles and tenant relationships, which are included as components of deferred leasing intangibles are amortized over the remaining lease term (and expected renewal periods of the respective lease for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease early, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships are immediately written off.

Cash and Cash Equivalents

        Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. STAG Predecessor Group maintains cash and cash equivalents in United States banking institutions that may exceed amounts insured by the Federal Deposit Insurance Corporation. While STAG Predecessor Group monitors the cash balances in its operating accounts, these cash balances could be impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, STAG Predecessor Group has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

        Restricted cash includes security deposits and cash held in escrow for real estate taxes and capital improvements as required in various mortgage loan agreements.

Tenant Accounts Receivable, net

        STAG Predecessor Group maintains an allowance for estimated losses that may result from the inability of tenants to make required payments. If a tenant fails to make contractual payments beyond any allowance, STAG Predecessor Group may recognize bad debt expense in future periods equal to the amount of unpaid rent and deferred rental income. As of December 31, 2010 and 2009, STAG Predecessor Group had an allowance for doubtful accounts of $198 and $1,920, respectively.

        STAG Predecessor Group accrues rental revenue earned but not yet receivable in accordance with GAAP. As of December 31, 2010 and 2009, STAG Predecessor Group had accrued rental revenue of $3,310 and $2,515, respectively, which is reflected in tenant accounts receivable, net on the accompanying balance sheets. STAG Predecessor Group maintains an allowance for estimated losses that may result from those revenues. If a tenant fails to make contractual payments beyond any allowance, STAG Predecessor Group may recognize bad debt expense in future periods equal to the amount of unpaid rent and accrued rental revenue. As of December 31, 2010 and 2009, STAG Predecessor Group had an allowance on accrued rental revenue of $250 and $96, respectively.

        As of December 31, 2010 and 2009, STAG Predecessor Group had a total of approximately $2,162 and $2,490, respectively, of total lease security available on existing letters of credit; and $623 and $1,294, respectively, of security available in security deposits.

Deferred Financing Fees

        Costs incurred in obtaining mortgage notes payable are capitalized. The deferred financing fees are amortized to interest expense over the life of the respective loans. Any unamortized amounts upon early repayment of mortgage notes payable are written off in the period of repayment. For the years ended December 31, 2010, 2009 and 2008, amortization of deferred finance charges included in interest expense was $117, $466, and $522, respectively. Fully amortized deferred charges are removed from the books upon maturity of the underlying debt.

Fair Value of Financial Instruments

        Financial instruments include cash and cash equivalents, tenant accounts receivable, interest rate swaps, accounts payable, other accrued expenses and mortgage notes payable. The fair values of the cash and cash equivalents, tenant accounts receivable, accounts payable and other accrued expenses approximate their carrying or contract values. See Note 4 for the fair values of the mortgage notes payable. See Note 5 for the fair value of interest rate swaps. The carrying value of notes payable to related parties approximates fair value.

Derivative Financial Instruments and Hedging Activities

        STAG Predecessor Group entered into interest rate swaps to hedge against interest rate risk on its variable rate loan with Anglo Irish Bank Corporation Limited ("Anglo Irish Bank"). The interest rate swaps are contracts to fix, for a period of time, the LIBOR component of the loan and allow for net settlement. As of December 31, 2010 and 2009, STAG Predecessor Group was party to separate interest rate swaps with notional amounts of $157,815 each year.

        STAG Predecessor Group accounts for its interest rate swaps in accordance with ASC 815, Derivatives and Hedging, (formerly known as SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities). On January 1, 2009, STAG Predecessor Group adopted SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an Amendment of FASB Statement No. 133 (SFAS 161), which changes the disclosure requirements for derivative instruments and hedging activities. The adoption of SFAS 161 (now included in ASC 815) did not have a material impact on STAG Predecessor Group's results of operations or financial condition.

        STAG Predecessor Group has designated the interest rate swaps as non-hedge instruments for accounting purposes. Accordingly, STAG Predecessor Group recognizes the fair value of the interest rate swap as asset or liability on the combined balance sheets with the changes in fair value recognized in the combined statements of operations.

        By using interest rate swaps, STAG Predecessor Group exposes itself to market and credit risk. Market risk is the risk of an adverse effect on the value of a financial instrument that results from a change in interest rates. Credit risk is the risk of failure of the counterparty to perform under the terms of the contract. STAG Predecessor Group minimizes the credit risk in interest rate swaps by entering into transactions with high-quality counterparties whose credit rating is higher than Bbb. STAG Predecessor Group's exposure to credit risk at any point is generally limited to amounts recorded as assets or liabilities on the combined balance sheets.

Revenue and Gain Recognition

        Rental revenue is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured in accordance with GAAP. Differences between rental revenue earned and amounts due under the lease are charged or credited, as applicable, to accrued rental revenue. Additional rents from expense reimbursements for insurance, real estate taxes and certain other expenses are recognized in the period in which the related expenses are incurred.

        Certain tenants are obligated to make payments for insurance, real estate taxes and certain other expenses and these costs, which have been assumed by the tenants under the terms of their respective leases, are not reflected in STAG Predecessor Group's combined financial statements. To the extent any tenant responsible for these costs under their respective lease defaults on their lease or it is deemed probable that they will fail to pay for such costs, we would record a liability for such obligation. The Company estimates that real estate taxes which are the responsibility of all such tenants were approximately $1,826 and $1,868 for the years ended December 31, 2010 and 2009, respectively. STAG Predecessor Group does not recognize recovery revenue related to leases whereby the tenant has assumed the cost for real estate taxes, insurance, and certain other expenses.

        Rental revenue from month-to-month leases or leases with no scheduled rent increases or other adjustments is recognized on a monthly basis when earned.

        Lease termination fees are recognized on a straight line basis over the revised lease term as termination revenue when the tenants provide notification of their intent to terminate their lease, STAG Predecessor Group has no continuing obligation to provide services to such former tenants and STAG Predecessor Group believes amounts are collectible. STAG Predecessor Group has no lease termination revenue for the periods presented.

Segment Reporting

        STAG Predecessor Group manages its operations on a consolidated, single segment basis for purposes of assessing performance and making operating decisions and accordingly, has only one reporting segment.

Income Taxes

        STAG Predecessor Group represents a combination of entities that are limited liability companies. Generally, absent an election to the contrary, an LLC is treated as a partnership or a disregarded entity under applicable federal and state income tax rules. Therefore, the allocated share of net income or loss from the limited liability companies is reportable in the income tax returns of the respective member or members. Accordingly, no income tax provision is included in the accompanying combined financial statements.

        STAG Predecessor Group adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions (ASC 740, "Accounting for Uncertainty in Income Taxes", (formerly FIN 48, "Uncertain Tax Positions")) on January 1, 2009, which required STAG Predecessor Group to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. STAG Predecessor Group has determined that there was no effect on the financial statements from its adoption of this authoritative guidance.